Note 20 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	December 31,
(in thousands)	2019	2018

Income tax benefit, statutory rates	$(5,770)	$(4,312)
State taxes on income, net of federal benefit	(1,182)	(535)
Impact of tax reform	-	5
Research and development tax credit	(934)	(351)
Foreign rate differential	22	24
Employee related and other	1,983	2,875
Interest related	79	186
Income tax expense / (benefit), statutory rates	(5,802)	(2,108)
Valuation allowance	5,802	2,108
Income tax benefit, net	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
(in thousands)	2019	2018

Long-term deferred assets:
Net operating loss carryforwards (federal and state)	$180,979	$176,759
Research and development tax credit	17,599	16,718
Compensation expense on stock	2,142	1,121
Charitable contribution carryforward	-	-
Other accrued	934	1,016
Deferred revenue	-	57
Depreciation	128	309
Total long-term deferred tax assets	201,782	195,980
Long-term deferred liabilities:
IPRD	(15,419)	(15,476)
Total long-term deferred tax liabilities	(15,419)	(15,476)
Valuation allowance	(201,782)	(195,980)
Deferred tax liabilities, net	$(15,419)	$(15,476)